Commitments, Contingent Liabilities and Litigation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Purchase Commitments	Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year ending June 30,	Total
Remainder of 2024	$25,969
2025	9,935
2026	3,786
2027	347
2028	264
$40,301
Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)	Total
2024	31,693
2025	8,433
2026	3,786
2027	347
2028	264
$44,523